Fair Value of Financial Instruments - Carrying Values of Financial Instruments (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	$ 95,574
Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	327,038
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	19,604
Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	204,209
Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	1,827
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	162,179
Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Accounts receivable, excluding sales taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	48,198
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	7,066
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	53,582
Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	3,643
Amortized cost | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	95,574
Amortized cost | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	327,038
Amortized cost | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	204,209
Amortized cost | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	19,604
FVTPL | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	1,827
Designated FVTOCI | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	162,179
Amortized cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Accounts receivable, excluding sales taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	48,198
Amortized cost | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	3,643
FVTPL
Disclosure of fair value measurement of assets [line items]
Financial Assets	53,582	$ 86,409	$ 124,942
FVTPL | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Accounts receivable, excluding sales taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	53,582
FVTPL | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI
Disclosure of fair value measurement of assets [line items]
Financial Assets	7,066	$ 143,248	$ 59,188
Designated FVTOCI | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Accounts receivable, excluding sales taxes receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial Assets	7,066
Designated FVTOCI | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 0